ATA INC (Parent Company) (Details 3)	1 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY
Condensed Statements of Cash Flows
Net cash used in operating activities					$ 10,912,885	67,777,743	59,352,866	62,098,479	$ (1,074,809)	(6,675,424)	(4,529,639)	(8,122,776)
Cash flows from investing activities :
Collection from (advances to) subsidiaries									4,320,882	26,836,132	1,140,127	(5,139)
Net cash used in investing activities					(1,282,738)	(7,966,826)	(5,347,008)	(3,875,495)	4,320,882	26,836,132	1,140,127	(5,139)
Cash flows from financing activities :
Proceeds from exercise of share options							631,844				631,844
Cash paid for employee individual income tax for net-settlement of vested shares					(147,075)	(913,453)			(147,075)	(913,453)
Cash paid for repurchase of common shares					(53,030)	(329,357)			(53,030)	(329,357)
Collection of receivable from shareholders							1,035,796				1,035,796
Special cash dividend	(4,000,000)	(25,331,341)	(9,800,000)	(63,634,726)	(4,078,595)	(25,331,341)	(63,634,726)		(4,078,595)	(25,331,341)	(63,634,726)
Net cash used in financing activities					(4,278,700)	(26,574,151)	(61,967,086)		(4,278,700)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash					(60,338)	(374,747)	(2,929,270)	(4,039,042)	(60,338)	(374,747)	(2,929,270)	(4,039,042)
Net decrease in cash					5,291,109	32,862,019	(10,890,498)	54,183,942	(1,092,965)	(6,788,190)	(68,285,868)	(12,166,957)
Cash at beginning of year					41,406,533	257,167,696	268,058,194	213,874,252	7,814,263	48,532,826	116,818,694	128,985,651
Cash at end of year					46,697,642	290,029,715	257,167,696	268,058,194	6,721,298	41,744,636	48,532,826	116,818,694
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options								1,035,796				1,035,796